Earnings per share (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 USD ($) $ / shares shares
Earnings per share
Profit/(loss) attributable to equity holders	€ 31	$ 35	€ 1,327	$ 1,458	$ 1,458	€ (83)	$ (94)
Weighted average number of ordinary shares for basic EPS | shares	236.4	236.4	236.4	236.4		236.3	236.3
Earnings/(loss) per share | $ / shares		$ 0.15		$ 6.17			$ (0.40)
Loss from continuing operations attributable to equity holders | $		$ 13		$ (284)			$ (292)
Loss per share from continuing operations | $ / shares		$ 0.06		$ (1.20)			$ (1.24)
Dilutive effect of convertible instruments on number of ordinary shares | shares	0.0	0.0	0.0	0.0		0.0	0.0